MAJOR CUSTOMERS AND SUPPLIERS (Detail Textuals)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Customer Contractor Supplier Major_Customer General_contractor	Dec. 31, 2015 USD ($) Customer Contractor Supplier Major_Customer	Dec. 31, 2014 USD ($) Major_Customer
Concentration Risk [Line Items]
Revenues		$ 27,097,836	$ 22,995,123	$ 16,734,593
Number of major customers | Major_Customer		2	2	5
Number of sub contractor | Contractor		3	2
Number of customer | Customer		2	2
Number of suppliers | Supplier		1	2
Number of general contractor | General_contractor		2
First major customer | Sales revenue
Concentration Risk [Line Items]
Revenues		$ 2,756,882	$ 2,515,733	$ 3,218,491
Percentage of concentration		10.00%	11.00%	19.00%
Second major customer | Sales revenue
Concentration Risk [Line Items]
Revenues		$ 2,603,814	$ 2,390,509	$ 2,814,976
Percentage of concentration		10.00%	10.00%	17.00%
Third major customer | Sales revenue
Concentration Risk [Line Items]
Revenues				$ 2,652,261
Percentage of concentration				16.00%
Fourth major customer | Sales revenue
Concentration Risk [Line Items]
Revenues				$ 2,588,802
Percentage of concentration				15.00%
Fifth major customer | Sales revenue
Concentration Risk [Line Items]
Revenues				$ 2,255,235
Percentage of concentration				13.00%
First sub contractor | Cost of goods
Concentration Risk [Line Items]
Percentage of concentration		44.00%	45.00%
Second sub contractor | Cost of goods
Concentration Risk [Line Items]
Percentage of concentration		22.00%	24.00%
Third sub contractor | Cost of goods
Concentration Risk [Line Items]
Percentage of concentration		15.00%
First customer | Contracts receivable balance
Concentration Risk [Line Items]
Percentage of concentration			63.00%
Second customer | Contracts receivable balance
Concentration Risk [Line Items]
Percentage of concentration			14.00%
First supplier | Accounts payable balance
Concentration Risk [Line Items]
Percentage of concentration		10.00%	22.00%
First supplier | Cost of goods
Concentration Risk [Line Items]
Percentage of concentration				27.00%
Second supplier | Accounts payable balance
Concentration Risk [Line Items]
Percentage of concentration			15.00%
Contractor A | Contracts receivable balance
Concentration Risk [Line Items]
Percentage of concentration		51.00%
Contractor A | Sales revenue | Contracts receivable balance
Concentration Risk [Line Items]
Revenues		$ 6,813,757
Percentage of concentration		98.00%
Contractor B | Contracts receivable balance
Concentration Risk [Line Items]
Percentage of concentration		45.00%
Contractor B | Sales revenue | Contracts receivable balance
Concentration Risk [Line Items]
Revenues		$ 6,043,863
Percentage of concentration		10.00%
Subsequent Event [Member] | Contractor A | Sales revenue | Contracts receivable balance
Concentration Risk [Line Items]
Revenues	$ 6,702,566
Subsequent Event [Member] | Contractor B | Sales revenue | Contracts receivable balance
Concentration Risk [Line Items]
Revenues	$ 6,043,863